Vessels and other fixed assets, net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net

5.               Vessels and other fixed assets, net:

The amounts in the consolidated balance sheets are analyzed as follows:

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2022	$3,843,686	$(962,135)	$2,881,551
- Acquisition of other fixed assets, vessel improvements and other vessel costs	12,186	-	12,186
- Vessel total loss	(27,570)	1,581	(25,989)
- Vessel sale	(55,248)	22,766	(32,482)
- Impairment loss	(7,700)	-	(7,700)
- Depreciation for the period	-	(70,075)	(70,075)
Balance, June 30, 2023	$3,765,354	$(1,007,863)	$2,757,491

During the first quarter of 2023, the Company agreed with the war risk insurers of the vessel Star Pavlina, that the vessel became a constructive total loss on February 24, 2023 and as a consequence that the Company is entitled to be indemnified for the vessel’s total insurance value given its prolonged detainment in Ukraine following the commencement of Russia’s military action against Ukraine on February 24, 2022 as further disclosed in Notes 15b) and 19c) of the Company’s consolidated financial statements for the year ended December 31, 2022, included in the 2022 Annual Report. As a result, the Company recognized a gain of $28,163 which is included within “Other operational gain” in the unaudited interim condensed consolidated income statement for the six-month period ended June 30, 2023. In addition, in 2023 and up to February 24, 2023, the Company earned through its war risk insurance policy detention compensation with respect to this vessel, an amount of $2,658 which is also included within “Other operational gain” in the 2023 unaudited interim condensed consolidated income statement. On April 12, 2023 and on May 4, 2023 the Company received the total insurance value of the vessel Star Pavlina.

During the six-month period ended June 30, 2023, the Company decided to sell opportunistically certain vessels and renew its fleet taking advantage of the elevated vessel market values. On March 24, 2023, the Company agreed to sell to a third party the vessels Star Borealis and Star Polaris with delivery to their new owner upon completion of their then-existing employment. Star Borealis and Star Polaris were delivered to their new owner on May 4, 2023 and July 7, 2023 (Note 15), respectively. With respect to the sale of Star Borealis, a loss of $34 was recognized for the six-month period ended June 30, 2023 which is separately reflected in the unaudited interim condensed consolidated income statement for the corresponding period. By reference to the agreed sale prices of Star Borealis and Star Polaris (Level 2), the Company recognized an impairment loss of $7,700 for the six-month period ended June 30, 2023, which is separately reflected in the unaudited interim condensed consolidated income statement for the corresponding period.  In addition, on May 26, 2023, the Company agreed to sell to a third party the vessels Star Centaurus, Star Columba, Star Aquila, Star Hercules and Star Cephueus (five of the Delphin Vessels), with delivery to their new owner upon completion of their then-existing employment. Star Centaurus, Star Columba and Star Aquila were delivered to their new owner in July 2023 (Note 15) while the delivery of Star Hercules and Star Cepheus is expected within August 2023. Given their employment as of June 30, 2023, none of the above-mentioned vessels met the criteria to be classified as held for sale as of that date and by reference to their agreed sale prices, no impairment loss was recognized for the six-month period ended June 30, 2023. The gain from the sale of the above-mentioned vessels that will be recognized in the third quarter of 2023 is expected to be approximately $20.0 million in aggregate.

As of June 30, 2023, 98 of the Company’s vessels, having a net carrying value of $2,149,014, serve as collateral under certain of the Company’s loan facilities and were subject to first-priority mortgages (Note 8). Title of ownership is held by the relevant lenders for another 11 vessels with a carrying value of $319,558 to secure the relevant sale and lease back financing transactions (Note 7). In addition, 18 of the Company’s vessels having a net carrying value of $352,136 are subject to second-priority mortgages and serve as collateral under one of the Company’s loan facilities (Note 8).

During the six month period ended June 30, 2023, the Company continued the technical upgrades to its fleet, such as the installation of ballast water treatment systems (“BWTS”) and Energy Saving Devices (“ESD”).